SIGNIFICANT ACCOUNTING POLICIES - Schedule of Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Cash restricted by asset-backed securitizations	$ 35,870	$ 54,552
Other restricted cash	382	836
Current asset	11,195	7,891
Non-current asset	25,057	47,497
Total restricted cash	$ 36,252	$ 55,388